Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Net operating loss carryforwards	$ 18,672	$ 931
Stock based compensation	486	2,097
Lease liabilities	2,565	378
Tax basis in acquired IP	2,031
Other accrual	920
Deferred income tax assets-total	24,674	3,406
Deferred income tax liabilities:
Property and equipment	(289)	(4)
Right of use assets	(2,471)	(348)
Deferred income tax liabilities-total	(2,760)	(352)
Deferred income tax assets, net	21,914	3,054
Less: Valuation allowance	21,914	3,054
Deferred income taxes, net	$ 0	$ 0